Royalty Interests (Tables)	12 Months Ended
Dec. 31, 2025
Royalty And Other Property Interests [Abstract]
Disclosure of detailed information about royalty interests
As at and for the year ended December 31, 2025:

	Cost					Accumulated Depletion
	Opening	Additions	EMX Acquisition (Note 4)	Disposals/Impairment	Ending	Opening	Depletion	Disposals/Impairment	Ending	Carrying Amount
Royalty Interests
Ballarat, Australia	$9,896	$-	$-	$-	$9,896	$1,628	$1,439	$-	$3,067	$6,829
Balya, Türkiye	-	-	24,808	-	24,808	-	258	-	258	24,550
Bonikro, Cote d'Ivoire	31,800	-	-	-	31,800	3,271	3,923	-	7,194	24,606
Cactus, U.S.A	9,918	-	-	(1,996)	7,922	-	-	-	-	7,922
Caserones, Chile*	-	132,496	-	-	132,496	-	1,079	-	1,079	131,417
Chapi, Peru	-	-	19,036	-	19,036	-	-	-	-	19,036
Diablillos, Argentina	-	-	30,580	-	30,580	-	-	-	-	30,580
Dugbe, Liberia	-	16,505	-	-	16,505	-	-	-	-	16,505
Gediktepe, Türkiye	-	-	24,909	-	24,909	-	216	-	216	24,693
Karlawinda, Australia	37,166	-	-	-	37,166	8,999	2,279	-	11,278	25,888
Korali-Sud, Mali	11,196	-	-	-	11,196	-	5,126	-	5,126	6,070
Laverton, Australia	16,071	48,192	-	-	64,263	-	-	-	-	64,263
Leeville, U.S.A.	-	-	48,806	-	48,806	-	904	-	904	47,902
Timok, Serbia	-	-	187,833	-	187,833	-	524	-	524	187,309
Vittangi, Sweden	-	-	34,124	-	34,124	-	-	-	-	34,124
Wahgnion, Burkina Faso	12,379	-	-	-	12,379	6,227	-	-	6,227	6,152
Yenipazar, Türkiye	-	-	38,073	-	38,073	-	-	-	-	38,073
Other Producing Royalties	3,588	4,000	4,050	-	11,638	1,047	586	-	1,633	10,005
Other Royalty Assets	24,878	-	77,918	-	102,796	-	-	-	-	102,796
Total	$156,892	$201,193	$490,137	$(1,996)	$846,226	$21,172	$16,334	$-	$37,506	$808,720

*Effective November 13, 2025, the Company began consolidating its proportionate share of the Caserones royalty held by SLM California and transferred in the balance from Equity Interest in SLM California into Royalty Interests in the amount of $132,496 (Note 9).
Note 8 - Royalty Interests (continued)
As at and for the year ended December 31, 2024:

	Cost				Accumulated Depletion
	Opening	Additions	Disposals/Impairment	Ending	Opening	Depletion	Disposals/Impairment	Ending	Carrying Amount
Royalty Interests
Ballarat, Australia	$5,841	$4,055	$-	$9,896	$1,006	$622	$-	$1,628	$8,268
Bonikro, Cote d'Ivoire	12,405	19,395	-	31,800	947	2,324	-	3,271	28,529
Cactus, U.S.A	9,918	-	-	9,918	-	-	-	-	9,918
Korali-Sud, Mali	11,196	-	-	11,196	-	-	-	-	11,196
Karlawinda, Australia	37,166	-	-	37,166	6,597	2,402	-	8,999	28,167
Laverton, Australia	16,071	-	-	16,071	-	-	-	-	16,071
Wahgnion, Burkina Faso	12,379	-	-	12,379	4,773	1,454	-	6,227	6,152
Other Producing Assets	6,332	870	(3,614)	3,588	3,809	416	(3,178)	1,047	2,541
Other Royalty Assets	16,010	8,868	-	24,878	-	-	-	-	24,878
Total	$127,318	$33,188	$(3,614)	$156,892	$17,132	$7,218	$(3,178)	$21,172	$135,720